Plant and equipment, net - Additional Information (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)
Plant and equipment
Property, Plant and Equipment, Net		$ 3,335,229			$ 3,455,993
Properties pledged as collateral				¥ 36,626,600	5,200,000
Property pledged as collateral | Buildings | CQ Mingwen
Plant and equipment
Property, Plant and Equipment, Net				¥ 12,268,800	1,700,000
Continuing operations
Plant and equipment
Depreciation	$ 496,562	509,778	$ 529,442
Property, Plant and Equipment, Net		3,335,229			3,455,993
Discontinued operations
Plant and equipment
Depreciation	125,257	167,609	$ 0
Loss on disposal of long-lived assets	276,648
Impairment of long-lived assets	$ 724,987
Property, Plant and Equipment, Net		$ 1,213,983			$ 25,752